Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in "Accumulated other comprehensive income (loss)" (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ (6,367)	¥ 6,828	¥ (16,316)
Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Amortization of actuarial gains and losses	1,144	1,858	797
Amortization of transition obligation	88	79	81
Pension liability adjustment
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	4,707	(7,623)	16,136
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,497)	(2,190)	(1,192)
Amortization of transition obligation	(125)	(125)	(127)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 4,992	¥ (8,031)	¥ 16,724